One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 11, 2020
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811‑03957
1933 Act Registration Numbers: 002‑89328 and 333‑36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 24, 2020
American Century Variable Portfolios, Inc.	0000814680	August 21, 2020
BNY Mellon Investment Portfolios	0001056707	August 10, 2020
Guggenheim Variable Funds Trust	0000217087	September 8, 2020
Legg Mason Partners Variable Equity Trust	0001176343	August 20, 2020 August 24, 2020
MFS® Variable Insurance Trust	0000918571	August 20, 2020
MFS® Variable Insurance Trust II	0000719269	August 20, 2020
Neuberger Berman Advisers Management Trust	0000736913	August 25, 2020
PIMCO Variable Insurance Trust	0001047304	August 28, 2020
Royce Capital Fund	0001006387	August 24, 2020
Rydex Variable Trust	0001064046	September 8, 2020

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company